Oil and Natural Gas Properties (Narrative) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Asset Impairments	$ 45,000		$ 194,000		$ 2,357,000	$ 109,000
Proceeds from sale of trucks and equipment			58,000	58,987,000	58,987,000	1,508,000
Proceeds from sale of miscellaneous equipment and surplus inventory	100,000	100,000	100,000	100,000
Exploration costs	0	0	0	0
Kansas and Nebraska Oil Wells [Member]
Property, Plant and Equipment [Line Items]
Number of gross non-operated oil wells sold						14
Proceed from sale of interest of non-operated oil wells						1,400,000
Furniture, Fixtures And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life			1 year		1 year
Furniture, Fixtures And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life			7 years		7 years
Buildings
Property, Plant and Equipment [Line Items]
Useful life			20 years		20 years
Pipeline and Gathering Systems [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life			25 years		25 years
Pipeline and Gathering Systems [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life			40 years		40 years
Trucks And Equipment [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of trucks and equipment						100,000
Gain (Loss) from sale of assets						0
Texas And Louisiana Oil And Natural Gas Fields [Member]
Property, Plant and Equipment [Line Items]
Non-cash impairment charges			100,000		2,100,000
Woodford Shale
Property, Plant and Equipment [Line Items]
Non-cash impairment charges					$ 200,000	$ 100,000